Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222712
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%	4.70%
Without Sales Load [Member] | C000222713
Average Annual Return [Line Items]
Average Annual Return, Percent	10.04%	4.86%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.24%	4.82%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.24%	4.82%